Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Assets
Other Assets
Fair value, January 1	$ 29,475	$ 28,616
Total realized gains included in income	841	859
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	636	0
Transfers out of Level 3	0	0
Fair value, December 31	30,952	29,475
Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	841	859
Other Liabilities
Other Liabilities
Fair value, January 1	0	0
Total realized gains included in income	0	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	0	0
Transfers out of Level 3	0	0
Fair value, December 31	0	0
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$ 0	$ 0